Summary of Significant Accounting Policies - Additional Information (FY) (Details)					1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 29, 2025	Aug. 11, 2023 USD ($)	Aug. 03, 2023	Jun. 30, 2023	Sep. 30, 2024 USD ($)	Feb. 28, 2023 USD ($)	Mar. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Number of reporting segments | Segment							2	2
Preferred stock, fixed interest rate (percentage)				10.875%
Percentage of reserve for patient care receivables							1.50%
Percentage of reserve for patient care revenue								1.50%
Receivables, estimated allowance for uncollectible accounts							$ 138,000	$ 141,000	$ 2,040,000
Accounts recievables, net							3,640,000	3,362,000	1,403,000
Right-of-use assets							2,043,000	2,154,000	2,556,000
Right-of-use lease liabilities							$ 2,348,000	$ 2,472,000	2,917,000
Weighted average discount rate							7.98%	7.98%
Other liabilities							$ 1,398,000	$ 2,082,000	1,791,000
Monthly rent payment received in advance								300,000
Prepaid expenses and other							400,000	600,000	600,000
Notes receivable							$ 369,000	$ 369,000	1,044,000
Lease amendment, decrease in monthly rent		$ 43,000
Lease amendment, included promissory note		$ 312,000
Intrinsic Value									$ 0
Federal income tax at statutory rate								21.00%	21.00%	21.00%	35.00%
Real Estate Segment
Finite-Lived Intangible Assets [Line Items]
Receivables, estimated allowance for uncollectible accounts								$ 71,000
Promissory Note
Finite-Lived Intangible Assets [Line Items]
Notes receivable								$ 200,000	$ 300,000
Interest rate principal sum plus all accrued interest		8.00%
Promissory Note | Maximum
Finite-Lived Intangible Assets [Line Items]
Promissory notes maturity period							3 years	3 years
Promissory Note | Minimum
Finite-Lived Intangible Assets [Line Items]
Promissory notes maturity period							1 year	1 year
Minimum monthly payments of principal and interest		$ 18,353
Accrued Expenses
Finite-Lived Intangible Assets [Line Items]
Escheatment liabilities							$ 300,000	$ 300,000
Employee Stock Option
Finite-Lived Intangible Assets [Line Items]
Weighted average contractual terms							8 years 3 months 18 days	8 years 6 months
Warrant
Finite-Lived Intangible Assets [Line Items]
Weighted average contractual terms								2 months 12 days
Lease-Related Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Estimated remaining useful life								7 years
Intangible Assets-bed licenses
Finite-Lived Intangible Assets [Line Items]
Estimated remaining useful life								24 years
Series B Cumulative Redeemable Preferred Shares
Finite-Lived Intangible Assets [Line Items]
Preferred stock, fixed interest rate (percentage)	12.50%		12.50%
Series B Cumulative Redeemable Preferred Shares | Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Preferred stock, fixed interest rate (percentage)	12.50%
Wellington Lease Termination
Finite-Lived Intangible Assets [Line Items]
Receivables, estimated allowance for uncollectible accounts								$ 100,000	2,100,000
Oak Hollow Healthcare Management | Real Estate Segment
Finite-Lived Intangible Assets [Line Items]
Accounts recievables, net								1,200,000
Peach Health Group
Finite-Lived Intangible Assets [Line Items]
Notes receivable								0	200,000
Symmetry Healthcare Management | Promissory Note
Finite-Lived Intangible Assets [Line Items]
Notes receivable								$ 0	0
Notes receivable monthly payment description								14 monthly payments
Notes receivable monthly payment						$ 29,085
Notes receivable payment received as payoff						$ 300,000
Beacon Health Management | Promissory Note
Finite-Lived Intangible Assets [Line Items]
Notes receivable								$ 200,000	500,000
Notes receivable monthly payment								24,000
Notes receivable agreement amount								500,000
Notes receivable wrote off as credit loss expense					$ 400,000
Healthcare Services
Finite-Lived Intangible Assets [Line Items]
Receivables, estimated allowance for uncollectible accounts								$ 1,300,000	$ 2,500,000